Accounts Receivable And Contract Assets - Summary of Aging of Trade Receivables (Detail) - CAD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Aging Of Trade Receivables [Line Items]
Trade receivables	$ 222,686	$ 213,815	$ 194,777
Current to 90 days [Member]
Disclosure Of Aging Of Trade Receivables [Line Items]
Trade receivables	178,646	183,105	152,285
Over 90 days [Member]
Disclosure Of Aging Of Trade Receivables [Line Items]
Trade receivables	$ 44,040	$ 30,710	$ 42,492